Selected Quarterly Financial Data-Unaudited - Schedule of Selected Quarterly Financial Data (Detail) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											12 Months Ended
	Mar. 31, 2018		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 1,240,155		$ 1,198,309	$ 1,308,979	$ 1,260,656	$ 1,269,383		$ 1,254,699	$ 1,407,504	$ 1,354,523	$ 1,352,296	$ 5,037,327		$ 5,369,022		$ 5,363,046
Gross profit	121,176		170,868	171,954	177,564	185,668		165,102	198,854	195,823	200,082	706,054		759,861		836,495
Net (loss) income	$ (51,440)		$ (1,546)	$ (81,938)	$ 5,096	$ (188,593)		$ (2,353)	$ 36,742	$ 12,933	$ 16,530	$ (266,981)	[1]	$ 63,852	[1]	$ (44,342)	[1]
Net (loss) income per share-basic	$ (1.40)		$ (0.04)	$ (2.23)	$ 0.14	$ (5.15)		$ (0.06)	$ 1.00	$ 0.35	$ 0.45	$ (7.27)		$ 1.75		$ (1.18)
Net (loss) income per share-diluted	$ (1.40)	[2]	$ (0.04)	$ (2.23)	$ 0.14	$ (5.15)	[2]	$ (0.06)	$ 0.99	$ 0.35	$ 0.45	$ (7.27)	[3]	$ 1.73	[3]	$ (1.18)	[3]

[1]	Revised in 2015 for the impact of the changes in accounting principle related to inventory accounting.
[2]	As a result of the net loss in the three months ended March 31, 2018 and 2017, the effect of potentially dilutive securities would have been anti-dilutive and have been omitted from the calculation of diluted earnings per share.
[3]	As a result of the net loss in the years ended December 31, 2017 and 2015, the effect of potentially dilutive securities would have been anti-dilutive and have been omitted from the calculation of diluted earnings per share, consistent with GAAP.